Segment Information (Premiums, Universal Life and Investment-Type Policy Fees and Other Revenues by Major Product Groups) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 44,369	$ 43,900	$ 44,756
Life insurance (1)
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	20,436	20,847	21,409
Accident & health insurance
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	14,127	13,109	13,427
Annuities
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	5,552	5,730	5,756
Property & casualty insurance
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	3,560	3,504	3,524
Non-insurance
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 694	$ 710	$ 640